Operating Revenues - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Apr. 13, 2023 vessel	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	56		5
Number of operated vessels, excluding Unigas Pool | vessel	47	47
Number of vessels within Unigas Pool | vessel	9
Deferred income | $	$ 25,596	$ 25,617
Accounts receivable | $	$ 19,200	$ 34,653
Time Charters
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	32	38
Accrued income | $	$ 900	$ 1,000
Deferred income | $	$ 25,600	$ 25,600
Time Charters, Expiring Within One Year
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	26	27
Time Charters, Expiring Within Three Years
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	5	5
Time Charters, Expiring From Three To Five Years
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	1	6
Voyage Charters
Disaggregation of Revenue [Line Items]
Accrued income | $	$ 6,800	$ 1,300
Accounts receivable | $	6,900	18,300		$ 5,100
Costs incurred to fulfill a contract | $	$ 1,100	$ 1,000